GUGGENHEIM FUNDS TRUST | Guggenheim World Equity Income Fund
Guggenheim Funds Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850
Supplement Dated September 30, 2016
to the currently effective Statutory Prospectus (the “Prospectus”), as may be supplemented from time to time, for the Guggenheim World Equity Income Fund (the “Fund”)

This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective October 1, 2016, the Fund's Annual Fund Operating Expenses table in the section of the Prospectus entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced as follows:
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	GUGGENHEIM FUNDS TRUST Guggenheim World Equity Income Fund Guggenheim World Equity Income Fund, Class R6
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.25%)
Net Expenses (as a percentage of Assets)	0.99%

Effective October 1, 2016, the Fund's expense example in the section of the Prospectus entitled “Example” is deleted in its entirety and replaced as follows:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
GUGGENHEIM FUNDS TRUST | Guggenheim World Equity Income Fund | Guggenheim World Equity Income Fund, Class R6 | USD ($)	101	369	657	1,478

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
GUGGENHEIM FUNDS TRUST | Guggenheim World Equity Income Fund | Guggenheim World Equity Income Fund, Class R6 | USD ($)	101	369	657	1,478

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.